Cover	Oct. 22, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 22, 2026
Entity Registrant Name	Columbia Banking System, Inc.
Entity Incorporation, State or Country Code	WA
Entity File Number	000-20288
Entity Tax Identification Number	91-1422237
Entity Address, Address Line One	1301 A Street
Entity Address, City or Town	Tacoma
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98402-4200
City Area Code	253
Local Phone Number	305-1900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(g) Security	Common Stock, No Par Value
Trading Symbol	COLB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000887343
Amendment Flag	false